RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans provided to related parties				¥ 3,950
Interest free loans collected from related parties			2,300	4,160
Amounts due from related parties					¥ 105
Due to related parties, current			794		780
Related party costs	53,258	367,334	480,755	478,118
Accounts payable, related parties, current	$ 17,706		148,019		122,124
Three Management Employees [Member]
Related Party Transaction [Line Items]
Interest free loans provided to related parties				2,550
Interest free loans collected from related parties			900	4,160
Amounts due from related parties				900
Due to related parties, current						¥ 900
Beijing Jingu Shitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Interest free loans provided to related parties				1,400
Interest free loans collected from related parties			1,400
Amounts due from related parties				1,400
Due to related parties, current						¥ 1,400
Revenue from related parties			99	208
Sublease income				317
HiSun Technology China Limited [Member]
Related Party Transaction [Line Items]
Revenue from related parties			5,158	30,352
Related party costs				368
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties					105
Due to related parties, current			58		53
Revenue from related parties		34
Accounts payable, related parties, current					105
Shanghai Keshen Information Technology Co Ltd [Member] | Accounts Receivable Related Parties Net [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			194
Beijing Lianxinzhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties			200	2,360
Accounts receivable, related party			3
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties, current			731		722
Revenue from related parties		1,341	532	145
Accounts receivable, related party			107		99
Related party costs				1,046
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties, current			5		5
Revenue from related parties		2	5	3
Accounts payable, related parties, current			5		5
HiSun Group Project Development Services [Member]
Related Party Transaction [Line Items]
Due to related parties, current			1,974	5,667
Related party costs				368
Shenyang Yunrongxin Project Development Services [Member]
Related Party Transaction [Line Items]
Related party costs
Accounts payable, related parties, current
Beijing Puhui Sizhong Technology Limited Company [Member]
Related Party Transaction [Line Items]
Payments for rent				¥ 150